UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2017

                    DATE OF REPORTING PERIOD: JULY 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

SHARES                                                          VALUE $
------                                                          -------

                   COMMON STOCK -- 98.4%
                   BERMUDA -- 0.8%
 41,700            Assured Guaranty                            1,876,917
 10,111            Everest Re Group                            2,653,025
  3,220            RenaissanceRe Holdings                        473,050
 52,200            Validus Holdings                            2,807,838
                                                              ----------
                                                               7,810,830
                   CANADA -- 1.8%
391,300            Athabasca Oil (1)                             326,410
108,500            Baytex Energy Trust (1)                       304,592
 68,400            BCE                                         3,210,562
154,200            Birchcliff Energy                             754,458
102,800            Bonavista Energy                              258,082
103,300            Cameco                                      1,058,064
 11,300            Canadian Natural Resources                    345,594
 39,700            Centerra Gold                                 211,755
 35,400            CGI Group Class A (1)                       1,869,165
 34,400            CI Financial                                  749,392
 87,300            Crescent Point Energy                         686,216
134,800            Crew Energy (1)                               438,972
118,800            Eldorado Gold                                 251,560
 53,000            Enbridge Income Fund Holdings               1,362,037
 23,300            Genworth MI Canada                            679,704
 24,300            Goldcorp                                      319,062
 37,300            Husky Energy (1)                              431,714
125,200            MEG Energy (1)                                514,156
 24,700            Nevsun Resources                               66,765
  8,800            Open Text                                     294,333
133,800            Spartan Energy (1)                            685,769
 27,300            Sun Life Financial                          1,046,235
200,600            Surge Energy                                  349,149
 17,700            Teck Resources Class B                        384,168
 43,900            Tourmaline Oil (1)                            973,599
                                                              ----------
                                                              17,571,513

                   ISRAEL -- 0.1%
 11,300            Check Point Software Technologies (1)       1,195,314
                                                              ----------
                   UNITED KINGDOM -- 0.1%
151,500            Noble                                         606,000
 50,700            Rowan Class A (1)                             591,669
                                                              ----------
                                                               1,197,669
                   UNITED STATES -- 95.6%
                   CONSUMER DISCRETIONARY -- 11.7%
 16,106            Amazon.com (1)                             15,909,184
 13,500            AMC Networks Class A (1)                      863,325
 40,300            American Eagle Outfitters                     477,152
 51,100            Bed Bath & Beyond                           1,527,890
 23,800            Best Buy                                    1,388,492
 12,300            Brinker International                         436,281
 57,500            Buckle                                        983,250
 12,000            Carter's                                    1,040,760
 14,100            Cato Class A                                  239,841
  4,600            Cheesecake Factory                            218,868

SHARES                                                          VALUE $
------                                                          -------

 25,400            Coach                                       1,197,356
137,700            Comcast Class A                             5,569,965
  3,200            Cooper-Standard Holdings (1)                  327,232
  5,000            Cracker Barrel Old Country Store              777,250
 19,800            Darden Restaurants                          1,660,824
 43,100            Delphi Automotive                           3,897,102
 17,100            Foot Locker                                   806,949
 28,800            Ford Motor                                    323,136
 26,100            GameStop Class A                              566,109
 73,100            Gannett                                       655,707
 59,400            Gap                                         1,415,502
 28,200            Garmin                                      1,415,358
123,300            Gentex                                      2,098,566
 28,800            Hillenbrand                                 1,036,800
 51,093            Home Depot                                  7,643,513
 18,700            John Wiley & Sons Class A                   1,033,175
 25,200            Kohl's                                      1,042,020
 34,300            L Brands                                    1,591,177
  8,900            Lear                                        1,318,891
 12,583            Leggett & Platt                               606,249
 30,900            Lowe's                                      2,391,660
 41,581            McDonald's                                  6,450,876
 40,000            Meredith                                    2,378,000
 33,000            Michael Kors Holdings (1)                   1,202,520
  7,800            Netflix (1)                                 1,416,948
 14,400            New Media Investment Group                    200,736
 29,100            Nike Class B                                1,718,355
 57,400            Omnicom Group                               4,519,676
 16,800            PetMed Express                                798,672
  2,288            Priceline Group (1)                         4,641,208
  8,600            Ralph Lauren Class A                          650,590
 21,800            Ross Stores                                 1,205,976
 25,100            Scripps Networks Interactive Class A        2,193,991
  5,700            Sherwin-Williams                            1,922,439
 53,800            Staples                                       546,070
 61,700            Starbucks                                   3,330,566
 14,400            Steven Madden (1)                             590,400
 39,000            Target                                      2,210,130
  4,600            Tenneco                                       254,380
 39,600            TJX                                         2,784,276
 24,100            Tupperware Brands                           1,463,111
 46,100            Urban Outfitters (1)                          903,099
 35,800            VF                                          2,226,402
 38,000            Viacom Class B                              1,326,960
 67,272            Walt Disney                                 7,395,211
 35,200            Williams-Sonoma                             1,634,336
                                                             -----------
                                                             114,424,512
                   CONSUMER STAPLES -- 9.8%
100,100            Altria Group                                6,503,497
 16,100            Archer-Daniels-Midland                        679,098
 29,200            B&G Foods                                   1,058,500
 85,300            Campbell Soup                               4,506,399
208,116            Coca-Cola                                   9,540,037
 35,782            Colgate-Palmolive                           2,583,460
 22,317            CVS Health                                  1,783,798
 23,300            Dr. Pepper Snapple Group                    2,124,028
 12,200            Energizer Holdings                            562,054

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SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

SHARES                                                           VALUE $
------                                                           -------

100,200            General Mills                                5,577,132
 18,800            Ingredion                                    2,318,416
 29,800            JM Smucker                                   3,632,620
 67,200            Kellogg                                      4,569,600
 42,000            Kimberly-Clark                               5,172,720
  8,300            Medifast                                       354,327
 14,700            Monster Beverage (1)                           775,425
 44,900            Nu Skin Enterprises Class A                  2,844,864
 67,924            PepsiCo                                      7,920,618
 91,891            Philip Morris International                 10,724,599
132,711            Procter & Gamble                            12,052,813
 16,200            Universal                                    1,035,990
 21,200            USANA Health Sciences (1)                    1,210,520
 37,341            Walgreens Boots Alliance                     3,012,298
 66,723            Wal-Mart Stores                              5,337,173
                                                               ----------
                                                               95,879,986
                   ENERGY -- 4.9%
 36,300            Antero Resources (1)                           748,506
 54,300            Approach Resources (1)                         169,959
 65,000            Atwood Oceanics (1)                            510,900
 86,300            Bill Barrett (1)                               291,694
 18,200            Bristow Group                                  134,134
 25,200            CARBO Ceramics (1)                             178,164
 99,063            Chevron                                     10,816,689
 34,700            ConocoPhillips                               1,574,339
 52,400            Diamond Offshore Drilling (1)                  650,808
 97,100            Ensco Class A                                  513,659
  5,700            EOG Resources                                  542,298
212,590            ExxonMobil                                  17,015,704
 84,600            Gulfport Energy (1)                          1,067,652
  5,600            Halliburton                                    237,664
 42,700            Hornbeck Offshore Services (1)                 107,604
  9,400            International Seaways (1)                      214,414
200,000            Marathon Oil                                 2,446,000
 37,500            Marathon Petroleum                           2,099,625
 19,600            Murphy Oil                                     520,968
  3,000            National Oilwell Varco                          98,130
  7,679            Phillips 66                                    643,116
 49,572            Schlumberger                                 3,400,639
 35,200            Smart Sand (1)                                 231,616
101,000            Transocean (1)                                 873,650
 32,300            Valero Energy                                2,227,731
 75,600            Whiting Petroleum (1)                          396,900
                                                               ----------
                                                               47,712,563

                   FINANCIALS -- 14.6%
  2,800            Affiliated Managers Group                      520,324
 55,500            Aflac                                        4,426,125
  6,100            Alliance Data Systems                        1,472,723
 34,800            Ally Financial                                 787,872
 60,127            American Express                             5,124,624
 10,800            American Financial Group                     1,095,120
 25,300            American International Group                 1,655,885
  1,400            American National Insurance                    166,600
 18,200            Ameriprise Financial                         2,636,816
 25,300            Artisan Partners Asset Management
                     Class A                                      841,225
408,150            Bank of America                              9,844,578


SHARES                                                           VALUE $
------                                                           -------

  7,500            BB&T                                           354,900
 70,200            Berkshire Hathaway Class B (1)              12,282,894
 41,700            Capital One Financial                        3,593,706
 20,700            Chubb                                        3,031,722
178,242            Citigroup                                   12,200,665
  8,800            CNA Financial                                  457,160
  2,500            Credit Acceptance (1)                          622,750
 67,418            Discover Financial Services                  4,108,453
  4,900            Equifax                                        712,656
 34,344            Essent Group (1)                             1,319,496
 27,500            Evercore Partners Class A                    2,162,875
  3,900            FactSet Research Systems                       652,158
  8,944            FBL Financial Group Class A                    607,298
 27,600            Federated Investors Class B                    795,708
 34,600            Fifth Third Bancorp                            923,820
 29,500            First American Financial                     1,428,095
 45,300            Franklin Resources                           2,028,534
 32,104            Goldman Sachs Group                          7,233,994
 22,400            Greenhill                                      414,400
 46,000            H&R Block                                    1,403,000
  8,300            HCI Group                                      374,247
195,363            JPMorgan Chase                              17,934,323
 57,000            KeyCorp                                      1,028,280
  6,000            Lincoln National                               438,360
 30,100            MetLife                                      1,655,500
131,100            Morgan Stanley                               6,148,590
  1,200            National Western Life Group Class A            403,908
 31,900            Paychex                                      1,845,415
 44,900            Principal Financial Group                    2,997,075
  8,500            Public Storage REIT                          1,747,345
 11,900            Regions Financial                              173,740
 75,400            Synchrony Financial                          2,286,128
 22,300            T. Rowe Price Group                          1,844,656
 20,500            TD Ameritrade Holding                          937,465
 13,151            U.S. Bancorp                                   694,110
 27,203            Universal Insurance Holdings                   648,792
 25,200            Voya Financial                                 988,848
 93,500            Waddell & Reed Financial Class A             1,932,645
236,472            Wells Fargo                                 12,755,300
                                                              -----------
                                                              141,740,903

                   HEALTHCARE -- 14.9%
 62,400            Abbott Laboratories                          3,068,832
103,881            AbbVie                                       7,262,321
 22,916            Aetna                                        3,536,168
 58,217            Amgen                                       10,159,449
  7,100            Anthem                                       1,322,091
 16,662            Biogen (1)                                   4,825,148
  3,381            Bioverativ (1)                                 209,521
 37,671            Bristol-Myers Squibb                         2,143,480
 22,000            Celgene (1)                                  2,979,020
  3,714            Centene (1)                                    294,966
 19,600            Cerner (1)                                   1,261,652
  1,700            CIGNA                                          295,052
 30,000            DaVita (1)                                   1,943,400
 13,200            Edwards Lifesciences (1)                     1,520,376
 17,861            Eli Lilly                                    1,476,390
 73,424            Express Scripts Holding (1)                  4,599,279

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SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

SHARES                                                           VALUE $
------                                                           -------

109,904            Gilead Sciences                              8,362,595
  3,500            HCA Healthcare (1)                             281,190
  2,700            Idexx Laboratories (1)                         449,442
  2,100            Intuitive Surgical (1)                       1,970,346
 12,100            Jazz Pharmaceuticals (1)                     1,858,681
145,084            Johnson & Johnson                           19,255,549
 15,700            Laboratory Corp. of America Holdings (1)     2,494,887
 19,500            McKesson                                     3,156,465
 54,400            MEDNAX (1)                                   2,555,712
 81,569            Medtronic                                    6,849,349
184,207            Merck                                       11,767,143
 12,500            Molina Healthcare (1)                          835,000
109,800            Mylan (1)                                    4,281,102
360,647            Pfizer                                      11,959,055
 18,021            Quest Diagnostics                            1,951,855
 14,199            Stryker                                      2,088,673
 13,300            Taro Pharmaceutical Industries (1)           1,520,589
  2,600            Thermo Fisher Scientific                       456,378
 27,900            United Therapeutics (1)                      3,582,360
 48,300            UnitedHealth Group                           9,264,423
  9,508            Waters (1)                                   1,649,068
 23,100            Zoetis Class A                               1,444,212
                                                              -----------
                                                              144,931,219

                   INDUSTRIALS -- 10.1%
 24,335            3M                                           4,895,472
 15,800            Alaska Air Group                             1,346,634
  5,200            AMETEK                                         320,216
 23,100            Applied Materials                            1,023,561
  6,200            Argan                                          399,590
 32,900            Boeing                                       7,976,934
 14,500            Carlisle                                     1,415,055
  9,400            CH Robinson Worldwide                          616,640
 68,700            CSX                                          3,389,658
 20,200            Cummins                                      3,391,580
 16,500            Curtiss-Wright                               1,590,930
 30,900            Danaher                                      2,518,041
 53,000            Delta Air Lines                              2,616,080
 32,800            Deluxe                                       2,368,160
  2,300            Dover                                          193,200
 20,094            Dun & Bradstreet                             2,225,611
 57,500            Eaton                                        4,499,375
 10,900            EnerSys                                        787,743
 23,400            Expeditors International of Washington       1,377,792
 15,450            Fortive                                      1,000,233
  5,600            General Dynamics                             1,099,448
287,689            General Electric                             7,367,715
 13,600            Greenbrier                                     612,000
  5,375            HEICO                                          431,989
 39,391            Honeywell International                      5,361,903
 11,600            Hubbell Class B                              1,377,964
 11,600            Huntington Ingalls Industries                2,390,876
  5,100            IDEX                                           594,354
  8,800            Illinois Tool Works                          1,238,248
 10,800            JetBlue Airways (1)                            236,844
 25,100            Kla-Tencor                                   2,325,013
  9,200            Lam Research                                 1,467,032
 14,800            Lockheed Martin                              4,323,524

SHARES                                                           VALUE $
------                                                           -------

 9,400             Nordson                                      1,193,800
 6,600             Northrop Grumman                             1,736,658
12,200             Parker Hannifin                              2,024,956
85,200             Pitney Bowes                                 1,341,048
 6,400             Raytheon                                     1,099,328
11,100             Rockwell Collins                             1,182,483
 4,200             Roper Technologies                             976,332
22,000             Snap-on                                      3,392,400
21,900             Southwest Airlines                           1,215,669
42,500             Stericycle (1)                               3,275,900
14,400             Toro                                         1,023,696
38,300             Union Pacific                                3,943,368
22,595             United Technologies                          2,679,089
 6,300             Verisk Analytics Class A (1)                   549,738
 2,200             WW Grainger                                    366,828
                                                               ----------
                                                               98,780,708

                   INFORMATION TECHNOLOGY -- 23.4%
 43,652            Accenture Class A                            5,623,251
 27,100            Activision Blizzard                          1,674,238
 22,800            Adobe Systems (1)                            3,339,972
 13,649            Alphabet Class A (1)                        12,905,130
 13,994            Alphabet Class C (1)                        13,021,417
 35,930            Amdocs                                       2,413,418
270,973            Apple                                       40,301,814
  2,700            Automatic Data Processing                      321,057
 11,100            Broadcom Class A                             2,737,926
 93,600            CA                                           2,905,344
355,585            Cisco Systems                               11,183,148
  9,200            Citrix Systems (1)                             726,616
  3,900            Cognex                                         370,734
 19,000            Cognizant Technology Solutions Class A       1,317,080
  1,460            DXC Technology                                 114,435
104,200            eBay (1)                                     3,723,066
 11,100            F5 Networks (1)                              1,340,325
 94,400            Facebook Class A (1)                        15,977,200
102,700            Hewlett Packard Enterprise                   1,798,277
 75,200            HP                                           1,436,320
337,774            Intel                                       11,980,844
 66,794            International Business Machines              9,663,088
 12,600            Intuit                                       1,728,846
 22,700            j2 Global                                    1,921,101
 43,200            Mastercard Class A                           5,520,960
384,350            Microsoft                                   27,942,245
 63,800            NetApp                                       2,770,196
 26,800            NVIDIA                                       4,355,268
194,681            Oracle                                       9,720,422
 29,100            PayPal Holdings (1)                          1,703,805
115,977            QUALCOMM                                     6,168,817
 34,400            Seagate Technology                           1,133,824
 14,200            Skyworks Solutions                           1,489,154
  5,200            Symantec                                       161,148
 43,322            Texas Instruments                            3,525,544
 85,100            Visa Class A                                 8,472,556
 10,400            VMware Class A (1)                             964,184
 30,600            Western Digital                              2,604,672
138,600            Western Union                                2,737,350
                                                              -----------
                                                              227,794,792

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SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

SHARES                                                           VALUE $
------                                                           -------

                   MATERIALS -- 1.5%
 21,600            Bemis                                          915,192
 10,200            Celanese Class A                               980,934
  1,900            Chase                                          205,295
 41,500            Dow Chemical                                 2,665,960
  6,900            Eagle Materials                                649,290
  2,200            Eastman Chemical                               182,952
 10,800            FMC                                            824,904
 49,000            LyondellBasell Industries Class A            4,414,410
 13,900            Packaging Corp. of America                   1,521,772
 16,800            Rayonier Advanced Materials                    250,488
 11,400            Schweitzer-Mauduit International               437,988
 23,100            Sonoco Products                              1,119,888
  3,400            Terra Nitrogen LP                              287,776
                                                               ----------
                                                               14,456,849

                   REAL ESTATE -- 0.9%
    800            American Tower Class A REIT                    109,064
 26,054            Chesapeake Lodging Trust REIT                  657,342
  7,900            Getty Realty REIT                              205,242
 18,800            Hospitality Properties Trust REIT              546,328
 51,900            Kimco Realty REIT                            1,047,342
 17,700            LaSalle Hotel Properties REIT                  522,858
 13,600            LTC Properties REIT                            702,304
  9,600            National Health Investors REIT                 741,600
 18,500            Park Hotels & Resorts REIT                     498,205
 21,900            Pebblebrook Hotel Trust REIT                   737,373
 34,640            Quality Care Properties REIT (1)               582,645
 26,900            RLJ Lodging Trust REIT                         569,204
 47,000            Summit Hotel Properties REIT                   842,710
  9,600            Welltower REIT                                 704,544
 16,400            Xenia Hotels & Resorts REIT                    333,248
                                                                ---------
                                                                8,800,009

                   TELECOMMUNICATION SERVICES -- 2.6%
374,727            AT&T                                        14,614,353
222,330            Verizon Communications                      10,760,772
                                                               ----------
                                                               25,375,125

                   UTILITIES -- 1.2%
  2,900            Ameren                                         162,690
 12,000            Avista                                         631,320
 50,271            Emerson Electric                             2,996,654
  1,900            Entergy                                        145,768
 27,500            Exelon                                       1,054,350
 31,200            NextEra Energy                               4,558,008
 12,900            Public Service Enterprise Group                580,113
 32,200            UGI                                          1,625,134
                                                             ------------
                                                               11,754,037
                                                             ------------
                   Total United States                        931,650,703
                                                             ------------
                   TOTAL COMMON STOCK
                    (Cost $678,650,584)                       959,426,029
                                                             ------------
                   TOTAL INVESTMENTS -- 98.4%
                    (Cost $678,650,584)*                      959,426,029
                                                             ------------
                   OTHER ASSETS LESS
                    LIABILITIES -- 1.6%                        15,407,778
                                                             ------------
                   NET ASSETS -- 100%                        $974,833,807
                                                             ------------

(1)  Denotes non-income producing security.

* At July 31, 2017, the tax basis cost of the Fund's investments was $678,159,310, and the unrealized appreciation and depreciation were $296,329,119 and $(15,062,400), respectively.

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SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

The open futures contracts held by the Fund at July 31, 2017, are as follows:

                          NUMBER OF                                      UNREALIZED
                          CONTRACTS       EXPIRATION     NOTIONAL      APPRECIATION
TYPE OF CONTRACT         LONG (SHORT)        DATE         AMOUNT      (DEPRECIATION)
-----------------------------------------------------------------------------------------
S&P 500 Index E-MINI               60       Sep-2017    $7,382,291        $21,709
                                                                          =======

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2017, is as follows:

                                                                                   UNREALIZED
                                          CURRENCY TO          CURRENCY TO        APPRECIATION
COUNTERPARTY          SETTLEMENT DATE       DELIVER              RECEIVE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------
State Street Bank        08/23/17        CAD  14,879,235     USD   11,525,014     $ (413,735)
                                                                                  ===========

CAD -- Canadian Dollar
LP -- Limited Partnership
REIT -- Real Estate Investment Trust
S&P -- Standard & Poor's
USD -- United States Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

--------------------------------------------------------------------------------
SCHRODER MUTUAL FUNDS
--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS
JULY 31, 2017 (UNAUDITED)

The following is a summary of the inputs used as of July 31, 2017, in valuing the Schroder Funds' investments carried at value:

SCHRODER NORTH AMERICAN EQUITY FUND

INVESTMENTS IN SECURITIES(1)                  LEVEL 1          LEVEL 2         LEVEL 3           TOTAL
                                           -------------     -----------     -----------     --------------
  Common Stock(2)                          $ 959,426,029     $       --      $       --      $ 959,426,029
                                           -------------     -----------     -----------     --------------
Total Investments in Securities            $ 959,426,029     $       --      $       --      $ 959,426,029
                                           =============     ===========     ===========     ==============

OTHER FINANCIAL INSTRUMENTS                   LEVEL 1          LEVEL 2         LEVEL 3           TOTAL
                                           -------------     -----------     -----------     --------------
  Futures -- Unrealized Appreciation       $      21,709     $       --      $       --      $      21,709
  Forwards -- Unrealized Depreciation                 --       (413,735)             --           (413,735)
                                           -------------     -----------     -----------     --------------
Total Other Financial Instruments          $      21,709     $ (413,735)     $       --      $    (392,026)
                                           =============     ===========     ===========     ==============

(1) There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2) All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.


SCH-QH-002-0200

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Schroder Global Series Trust

By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President
Date: September 27, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President
Date: September 27, 2017


By (Signature and Title)                            /s/ Stephen Connors
                                                    ----------------------------
                                                    Stephen Connors
                                                    Treasurer, Controller & CFO
Date: September 27, 2017